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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-05451

USLICO Series Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:          December 31

Date of reporting period:        March 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

The Asset Allocation Portfolio
The Bond Portfolio
The Money Market Portfolio
The Stock Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 60.9%

		Aerospace/Defense: 1.2%
2,710		United Technologies Corp.	$157,099
			157,099
		Agriculture: 1.4%
2,705		Altria Group, Inc.	191,676
			191,676
		Apparel: 0.6%
950		Nike, Inc.	80,845
			80,845
		Banks: 3.0%
2,735		Bank of America Corp.	124,552
420		City National Corp.	32,252
2,670		US BanCorp.	81,435
2,610		Wells Fargo & Co.	166,701
			404,940
		Beverages: 0.3%
675		PepsiCo, Inc.	39,008
			39,008
		Biotechnology: 1.4%
1,695	@	Amgen, Inc.	123,311
900	@	Genzyme Corp.	60,498
			183,809
		Chemicals: 0.5%
1,000		Air Products & Chemicals, Inc.	67,190
			67,190
		Computers: 3.1%
10,020		EMC Corp.	136,573
2,055		International Business Machines Corp.	169,476
4,200	@	Seagate Technology, Inc.	110,586
			416,635
		Cosmetics/Personal Care: 1.9%
1,530		Colgate-Palmolive Co.	87,363
2,992		Procter & Gamble Co.	172,399
			259,762
		Distribution/Wholesale: 1.4%
2,780	@	Wesco International, Inc.	189,068
			189,068
		Diversified Financial Services: 6.6%
1,660		Capital One Financial Corp.	133,663
5,365		Citigroup, Inc.	253,389
3,700		Countrywide Financial Corp.	135,790
700		Franklin Resources, Inc.	65,968

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 60.9% (continued)

950		Goldman Sachs Group, Inc.	$149,112
960		Merrill Lynch & Co., Inc.	75,610
1,000		Morgan Stanley	62,820
			876,352
		Electric: 1.1%
3,400	@	Mirant Corp.	85,000
1,020		Public Service Enterprise Group, Inc.	65,321
			150,321
		Electronics: 2.6%
4,490	@	Jabil Circuit, Inc.	192,441
5,200		Symbol Technologies, Inc.	55,016
1,900	@	Thomas & Betts Corp.	97,622
			345,079
		Energy - Alternate Sources: 0.2%
1,800	@	KFX, Inc.	32,760
			32,760
		Engineering & Construction: 0.7%
7,600	@, @@	ABB Ltd. ADR	95,380
			95,380
		Food: 0.6%
1,500		Hershey Foods Corp.	78,345
			78,345
		Healthcare - Products: 1.7%
1,600		Baxter International, Inc.	62,096
2,815		Johnson & Johnson	166,704
			228,800
		Healthcare - Services: 1.2%
1,540	@	Health Net, Inc.	78,263
1,930	@	Triad Hospitals, Inc.	80,867
			159,130
		Insurance: 2.2%
2,000	@@	ACE Ltd.	104,020
2,700	@@	Axis Capital Holdings Ltd.	80,730
1,900		Genworth Financial, Inc.	63,517
1,125		St. Paul Cos.	47,014
			295,281
		Internet: 0.6%
2,600	@	Yahoo!, Inc.	83,876
			83,876
		Iron/Steel: 0.4%
800		Allegheny Technologies, Inc.	48,944
			48,944
		Lodging: 1.7%
1,760		Harrah’s Entertainment, Inc.	137,210
3,465		Hilton Hotels Corp.	88,219
			225,429

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 60.9% (continued)

		Media: 1.7%
6,710		Time Warner, Inc.	$112,661
1,795	@	Viacom, Inc.	69,646
1,795		Viacom, Inc.	43,044
			225,351
		Miscellaneous Manufacturing: 3.3%
1,100	@	Cooper Industries Ltd.	95,590
6,715		General Electric Co.	233,548
2,230		Roper Industries, Inc.	108,445
			437,583
		Oil & Gas: 5.0%
2,830		ENSCO International, Inc.	145,604
4,890		Exxon Mobil Corp.	297,605
1,000	@	Newfield Exploration Co.	41,900
1,500	@	Plains Exploration & Production Co.	57,960
1,360	@	Southwestern Energy Co.	43,778
1,010		XTO Energy, Inc.	86,421
			673,268
		Oil & Gas Services: 2.5%
2,630	@	Dresser-Rand Group, Inc.	65,356
1,430		Schlumberger Ltd.	180,995
1,800	@	Weatherford International Ltd.	82,350
			328,701
		Pharmaceuticals: 3.6%
900		Abbott Laboratories	38,223
340	@	Gilead Sciences, Inc.	21,155
1,890	@	Medco Health Solutions, Inc.	108,146
5,540		Pfizer, Inc.	138,057
1,960	@@	Teva Pharmaceutical Industries Ltd ADR	80,713
1,910		Wyeth	92,673
			478,967
		Retail: 3.2%
2,300	@	Bed Bath & Beyond, Inc.	88,320
4,300		CVS Corp.	128,441
1,610		Home Depot, Inc.	68,103
3,100	@	Urban Outfitters, Inc.	76,074
1,395		Wal-Mart Stores, Inc.	65,900
			426,838
		Semiconductors: 2.7%
4,000		Intel Corp.	77,400
3,685		Maxim Integrated Products	136,898
14,215	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	143,003
			357,301	`
		Software: 2.1%
4,625		Microsoft Corp.	125,846
10,930	@	Oracle Corp.	149,632
			275,478
		Telecommunications: 2.4%
3,600		AT&T, Inc.	97,344
2,830		BellSouth Corp.	98,060
5,810	@	Cisco Systems, Inc.	125,903
			321,307
		Total Common Stock (Cost $7,396,018)	8,134,523

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.9%

		Banks: 0.3%
3		DG Funding Trust	$31,828
			31,828
		Diversified Financial Services: 0.2%
700	C	Merrill Lynch & Co., Inc.	17,822
225	C	National Rural Utilities Cooperative Finance Corp.	5,297
			23,119
		Insurance: 0.3%
725	@@	Aegon NV	18,053
271	@@	Aegon NV	6,938
775	C	Metlife, Inc.	19,825
			44,816
		Real Estate Investment Trust: 0.1%
591	C	Duke Realty Corp.	15,248
			15,248
		Total Preferred Stock (Cost $115,100)	115,011

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.7%

		Airlines: 0.0%
$3,461		Continental Airlines, Inc., 8.312%, due 04/02/11	$3,328
2,865		United Airlines, Inc., 6.602%, due 09/01/13	2,838
			6,166
		Banks: 2.4%
20,000	@@	Australia & New Zealand Banking Group Ltd., 4.588%, due 10/29/49	17,321
9,000	@@, #	Banco Santander Chile SA, 5.220%, due 12/09/09	9,013
11,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	11,917
10,000	@@	Bank of Ireland, 5.180%, due 12/29/49	8,765
10,000	@@	Bank of Nova Scotia, 5.125%, due 08/21/85	8,426
2,000		BankAmerica Capital II, 8.000%, due 12/15/26	2,108
6,000	@@	Barclays Bank PLC, 6.278%, due 12/15/49	5,759
10,000	@@	BNP Paribas, 5.185%, due 09/29/49	8,626
4,000		Chase Capital I, 7.670%, due 12/01/26	4,196
10,000	@@, #	Chuo Mitsui Trust & Banking Co., Ltd./The, 5.506%, due 04/15/49	9,507
7,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	6,669
6,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	6,034
10,000	@@	Den Norske Bank ASA, 5.125%, due 08/29/49	8,425
9,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	10,530
5,000	#	First Chicago NBD Institutional Capital A, 7.950%, due 12/01/26	5,251
10,000	@@	First Citizens St Lucia Ltd., 5.460%, due 02/01/12	9,749
22,000	@@, #	HBOS PLC, 5.375%, due 11/29/49	21,280
20,000	@@	HSBC Bank PLC, 4.788%, due 06/29/49	16,800
10,000	@@	HSBC Bank PLC, 5.000%, due 06/29/49	8,650
10,000	@@	Lloyds TSB Bank PLC, 5.080%, due 08/29/49	8,620

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount	Value

CORPORATE BONDS/NOTES: 8.7% (continued)

$9,000		Mellon Capital I, 7.720%, due 12/01/26	$9,459
5,000	@@	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	5,328
10,000	@@	National Australia Bank Ltd., 4.525%, due 10/29/49	8,635
5,000	#	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	4,735
20,000	@@	Royal Bank of Scotland Group PLC, 4.875%, due 12/29/49	17,237
10,000	@@	Societe Generale, 4.656%, due 11/29/49	8,660
30,000	@@	Standard Chartered PLC, 4.875%, due 11/29/49	24,825
20,000	@@	Standard Chartered PLC, 5.188%, due 07/29/49	16,600
10,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	10,384
23,000		Wachovia Capital Trust III, 5.800%, due 12/31/49	22,621
10,000	@@	Westpac Banking Corp., 5.275%, due 09/30/49	8,513
			324,643
		Beverages: 0.1%
11,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	12,705
			12,705
		Chemicals: 0.2%
2,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	2,016
10,000		Stauffer Chemical, 7.540%, due 04/15/17	5,225
21,000		Union Carbide Corp., 7.750%, due 10/01/96	21,740
			28,981
		Commercial Services: 0.0%
200,000	I	United-Matured Security, 0.000%, due 11/02/99	-
			-
		Diversified Financial Services: 2.3%
8,000	@@, #, I	Alpine III, 10.750%, due 08/16/14	8,222
3,000	@@, #, I	Alpine III, 5.290%, due 08/16/14	3,007
3,000	@@, #, I	Alpine III, 5.700%, due 08/16/14	3,009
5,000	@@, #, I	Alpine III, 7.500%, due 08/16/14	5,026
26,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	27,316
19,655	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	19,655
10,000		Citigroup Capital II, 7.750%, due 12/01/36	10,458
15,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	15,776
5,000	@@	Financiere CSFB NV, 5.125%, due 03/29/49	4,150
9,000		Fund American Cos, Inc., 5.875%, due 05/15/13	8,855
41,000		General Motors Acceptance Corp., 6.875%, due 08/28/12	37,870
15,000		General Motors Acceptance Corp., 7.000%, due 02/01/12	13,983
10,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	12,873
4,000		International Lease Finance Corp., 5.000%, due 04/15/10	3,927
8,000		JPM Capital Trust I, 7.540%, due 01/15/27	8,387
9,000		JPM Capital Trust II, 7.950%, due 02/01/27	9,506
20,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	19,380
7,000	@@	Paribas, 5.063%, due 12/31/49	6,113
5,667	@@	Petroleum Export Ltd., 4.623%, due 06/15/10	5,565
7,864	@@, #	Petroleum Export Ltd/Cayman SPV, 5.265%, due 06/15/11	7,693
17,914	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	17,567
13,000		Residential Capital Corp., 6.375%, due 06/30/10	13,108
10,000		Residential Capital Corp., 6.875%, due 06/30/15	10,443
11,000		Southern Star Central Corp., 8.500%, due 08/01/10	11,866
93,565	#	Toll Road Investment, 18.110%, due 02/15/45	11,133
11,000	@@	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	11,809
			306,697
		Electric: 1.1%
13,905		CE Generation LLC, 7.416%, due 12/15/18	14,504
22,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	25,141

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount	Value

CORPORATE BONDS/NOTES: 8.7% (continued)

$10,000		Entergy Gulf States, Inc., 5.120%, due 08/01/10	$9,606
9,000		FirstEnergy Corp., 6.450%, due 11/15/11	9,324
16,000		FirstEnergy Corp., 7.375%, due 11/15/31	17,826
6,271	#	Juniper Generation, 6.790%, due 12/31/14	6,037
8,000	@@, +	Korea Electric Power Corp., 0.560%, due 04/01/96	4,350
7,000	#	Nevada Power Co., 5.950%, due 03/15/16	6,926
9,000		NorthWestern Corp., 5.875%, due 11/01/14	8,910
7,000		Potomac Edison Co., 5.000%, due 11/01/06	7,001
5,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	5,030
2,349		PPL Montana LLC, 8.903%, due 07/02/20	2,628
14,000	#	Sierra Pacific Power Co., 6.000%, due 05/15/16	13,879
3,000		Sierra Pacific Power Co., 6.250%, due 04/15/12	3,038
15,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	15,861
			150,061
		Food: 0.1%
3,000		Delhaize America, Inc., 8.050%, due 04/15/27	3,107
4,000		Delhaize America, Inc., 8.125%, due 04/15/11	4,338
			7,445
		Forest Products & Paper: 0.0%
6,000		Georgia-Pacific Corp., 7.250%, due 06/01/28	5,700
			5,700
		Healthcare - Services: 0.1%
8,000		WellPoint, Inc., 5.250%, due 01/15/16	7,729
			7,729
		Insurance: 0.4%
19,000	@@	Aegon NV, 5.585%, due 12/31/49	16,791
12,000		AON Capital Trust, 8.205%, due 01/01/27	13,774
18,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	19,261
			49,826
		Media: 0.2%
6,000		Comcast Corp., 5.650%, due 06/15/35	5,247
16,000	#	News America, Inc., 6.400%, due 12/15/35	15,348
			20,595
		Oil & Gas: 0.5%
7,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	6,541
5,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	5,247
8,000	@@	Husky Oil Co., 8.900%, due 08/15/28	8,496
15,000	@@, #	Pemex Project Funding Master Trust, 6.210%, due 06/15/10	15,435
10,000	@@, #	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	9,673
12,000	@@, #	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, due 09/30/20	11,354
8,000	@@, #	Tengizchevroil, 6.124%, due 11/15/14	8,000
			64,746
		Pharmaceuticals: 0.1%
11,000		AmerisourceBergen Corp., 5.625%, due 09/15/12	10,874
3,000	#	AmerisourceBergen Corp., 5.875%, due 09/15/15	2,966
			13,840
		Pipelines: 0.2%
24,000	#, I	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	23,256
10,000		Kinder Morgan Finance Co. ULC, 5.350%, due 01/05/11	9,851
			33,107

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount	Value

CORPORATE BONDS/NOTES: 8.7% (continued)

		Real Estate: 0.1%
$9,000		EOP Operating LP, 7.750%, due 11/15/07	$9,307
			9,307
		Real Estate Investment Trust: 0.2%
2,000		Liberty Property LP, 6.375%, due 08/15/12	2,061
9,000		Liberty Property LP, 7.750%, due 04/15/09	9,526
8,000		Simon Property Group LP, 4.875%, due 03/18/10	7,808
12,000		Simon Property Group LP, 6.375%, due 11/15/07	12,178
			31,573
		Retail: 0.1%
9,000		JC Penney Corp., Inc., 7.625%, due 03/01/97	9,131
10,000		May Department Stores Co., 3.950%, due 07/15/07	9,794
			18,925
		Savings & Loans: 0.1%
8,000		Great Western Financial, 8.206%, due 02/01/27	8,466
			8,466
		Telecommunications: 0.3%
7,000		AT&T Corp., 9.750%, due 11/15/31	8,384
9,000		BellSouth Corp., 4.200%, due 09/15/09	8,642
18,000		Verizon Global Funding Corp., 5.850%, due 09/15/35	16,198
			33,224
		Transportation: 0.2%
17,000		BNSF Funding Trust I, 6.613%, due 12/15/55	16,724
7,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	6,908
			23,632
		Total Corporate Bonds/Notes (Cost $1,178,065)	1,157,368

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.6%

		Federal Government Loan Mortgage
		Corporation: 1.4%
113,000	W	5.500%, due 04/01/33	110,352
77,607		6.500%, due 12/01/31	79,350
			189,702
		Federal Home Loan Bank: 0.6%
50,000		4.750%, due 08/17/07	49,774
25,000		4.850%, due 02/06/08	24,909
			74,683
		Federal Home Loan Mortgage Corporation: 3.5%
27,000		3.875%, due 06/15/08	26,350
27,000		4.000%, due 08/17/07	26,613
53,000		4.375%, due 11/16/07	52,425
25,000		4.500%, due 02/15/20	23,021
18,012		4.500%, due 12/15/16	17,625
23,000		5.000%, due 04/15/23	21,813
11,000		5.000%, due 05/15/20	10,526
28,786		5.000%, due 08/15/16	28,156
25,711		5.000%, due 08/15/21	25,385
5,530		5.040%, due 04/01/35	5,423
26,000		5.150%, due 01/24/11	25,825
17,047		5.221%, due 06/01/35	16,689

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.6% (continued)

$27,153		5.500%, due 11/15/18	$27,151
56,789		5.500%, due 08/15/20	54,029
20,000		5.875%, due 03/21/11	20,483
16,373	I	5.958%, due 12/01/26	16,568
39,559		6.000%, due 01/15/29	39,899
25,000		6.000%, due 01/15/29	25,104
			463,085
		Federal National Mortgage Association: 7.1%
53,000		3.875%, due 07/15/08	51,688
16,000		4.250%, due 09/15/07	15,815
54,000	W	4.500%, due 04/01/18	51,638
9,000	W	4.500%, due 04/15/35	8,303
22,914		4.750%, due 12/25/42	22,746
26,000		4.750%, due 08/10/07	25,883
20,385		4.811%, due 08/01/35	19,894
22,485		5.000%, due 02/25/29	22,064
442,000	W	5.000%, due 04/15/36	378,439
52,000		5.250%, due 08/01/12	51,541
21,000	W	5.500%, due 04/15/36	20,501
21,504		5.500%, due 11/01/33	21,048
4,317	I	5.625%, due 07/01/27	4,446
28,496	I	5.680%, due 07/01/27	29,464
98,000	W	6.000%, due 04/01/34	98,000
28,207		6.000%, due 04/25/31	28,563
15,030		6.000%, due 07/25/29	15,137
35,841		6.000%, due 07/25/29	36,088
24,000		6.625%, due 11/15/10	25,453
10,033		7.500%, due 01/25/48	10,332
16,925		7.500%, due 11/01/29	17,709
			954,752
		Total U.S. Government Agency Obligations (Cost $1,748,506)	1,682,222

U.S. TREASURY OBLIGATIONS: 8.4%

		U.S. Treasury Bond: 2.6%
222,000		4.500%, due 02/15/16	215,982
28,000		5.375%, due 02/15/31	29,483
45,000		6.000%, due 02/15/26	50,224
43,000		6.250%, due 08/15/23	48,782
			344,471
		U.S. Treasury Note: 5.6%
31,000		4.500%, due 02/15/09	30,741
718,000		4.500%, due 02/28/11	707,763
12,000		4.625%, due 02/29/08	11,955
			750,459
		U.S. Treasury STRIP: 0.2%
43,000		4.600%, due 05/15/16	26,091
			26,091
		Total U.S. Treasury Obligations (Cost $1,134,211)	1,121,021

ASSET-BACKED SECURITIES: 1.6%

		Automobile Asset Backed Securities: 0.5%
2,000		Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	1,989
11,000		Carmax Auto Owner Trust, 4.210%, due 01/15/10	10,838

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount	Value

ASSET-BACKED SECURITIES: 1.6% (continued)

$2,000		Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	$1,960
5,000		Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	4,857
9,000		Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	8,870
2,000		Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	1,986
30,564		USAA Auto Owner Trust, 2.040%, due 02/16/10	30,265
			60,765
		Credit Card Asset Backed Securities: 0.4%
12,000		Bank One Issuance Trust, 4.540%, due 09/15/10	11,820
11,000		Capital One Master Trust, 4.900%, due 03/15/10	10,967
19,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	19,036
3,000		Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	3,056
12,000		MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	11,997
3,000		MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	3,064
			59,940
		Home Equity Asset Backed Securities: 0.3%
43,000		GSAA Trust, 5.242%, due 06/25/34	42,111
1,000	+	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	982
			43,093
		Other Asset Backed Securities: 0.4%
2,176		Chase Funding Mortgage Loan, 2.734%, due 09/25/24	2,166
5,000		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	4,920
4,000		Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	3,936
25,000	+	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	25,000
8,000		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	7,913
8,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	7,847
3,000		Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	2,956
			54,738
		Total Asset-Backed Securities (Cost $223,425)	218,536

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.5%

		Commercial Mortgage Backed Securities: 2.5%
10,000		Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	9,574
10,000		Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	9,843
10,000		Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	9,838
10,000		Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	9,673
7,000		Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	6,689
1,000		Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	953
15,000		Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	14,549
1,000		Capco America Securitization Corp., 6.460%, due 10/15/30	1,029
15,000		Commercial Mortgage Pass Through Certificates, 3.600%, due 03/10/39	14,360
32,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	31,097
10,000		CS First Boston Mortgage Securities Corp., 4.321%, due 01/15/37	9,525
10,000		CS First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	9,590
8,000		CS First Boston Mortgage Securities Corp., 7.546%, due 04/15/62	8,683
41,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	41,828
10,000		DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	10,287
115,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	121,150
1,000		GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	972
15,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	14,453
1,000		LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	981
10,000		LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	9,773
			334,847

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.5% (continued)

		Diversified Financial Services: 0.2%
$18,732	#	Astoria Depositor Corp., 7.902%, due 05/01/21	$18,912
			18,912
		Whole Loan Collateral CMO: 6.7%
44,694		Banc of America Funding Corp., 5.279%, due 09/20/35	43,358
9,385		Banc of America Mortgage Securities, 5.250%, due 11/25/19	9,200
244,872		Bank of America Alternative Loan Trust, 5.218%, due 11/25/35	243,806
44,864		Citigroup Mortgage Loan Trust, Inc., 6.000%, due 10/25/35	44,687
29,997		Countrywide Alternative Loan Trust, 5.414%, due 10/25/35	29,453
8,000		Countrywide Alternative Loan Trust, 6.000%, due 03/01/49	8,046
41,711		First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	40,894
16,098		GMAC Mortgage Corp. Loan Trust, 4.598%, due 10/19/33	15,571
25,527		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	25,133
242,753		MortgageIT Trust, 5.188%, due 11/25/35	243,664
10,461		Structured Adjustable Rate Mortgage Loan Trust, 5.128%, due 07/25/35	10,506
47,158		Suntrust Alternative Loan Trust, 6.500%, due 12/25/35	47,474
47,040		Wamu Alternative Mortgage Pass-Through Certs, 5.750%, due 02/25/36	46,731
50,914		Washington Mutual, Inc., 5.627%, due 01/25/36	50,339
19,085		Washington Mutual, Inc., 6.000%, due 06/25/34	18,954
17,513		Wells Fargo Mortgage Backed Securities Trust, 5.388%, due 08/25/35	17,239
			895,055
		Whole Loan Collateral PAC: 0.1%
9,549		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	9,715
			9,715
		Whole Loan Collateral Support CMO: 0.0%
4,660		Banc of America Mortgage Securities, 5.500%, due 11/25/33	4,541
			4,541
		Total Collateralized Mortgage Obligations (Cost $1,294,041)	1,263,070

MUNICIPAL BONDS: 0.0%

		Municipal: 0.0%
5,000		City of New York NY, 5.000%, due 04/01/35	5,127
			5,127
		Total Municipal Bonds (Cost $5,116)	5,127

OTHER BONDS: 0.1%

		Sovereign: 0.1%
6,000	@@	Mexico Government International Bond, 6.750%, due 09/27/34	6,210
3,389	@@	Republica Orient Uruguay, 10.500%, due 10/20/06	5,033
			11,243
		Total Other Bonds (Cost $9,903)	11,243
		Total Long-Term Investments (Cost $13,104,385)	13,708,121

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount	Value

SHORT-TERM INVESTMENT: 4.0%

	Repurchase Agreement: 4.0%
$532,000	Goldman Sachs Repurchase Agreement dated 03/31/06, 4.790%, due 04/03/06,
	$532,213 to be received upon repurchase (Collateralized by $561,000 Federal
	Home Loan Mortgage Corporation, 3.625%, Market Value plus accrued interest
	$543,497, due 09/15/08)		$532,000

	Total Short-Term Investments (Cost $532,000)		532,000

	Total Investments in Securities (Cost $13,636,385)*	106.7%	$14,240,121
	Other Assets and Liabilities—Net	(6.7)	(890,095)
	Net Assets	100.0%	$13,350,026

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
W	When-issued or delayed delivery security.
I	Illiquid Security
*	Cost for federal income tax purposes is $13,653,729.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$779,156
	Gross Unrealized Depreciation	(192,764)
	Net Unrealized Appreciation	$586,392

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of March 31, 2006 (Unaudited)(continued)

The Fund may invest up to 10% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

	Shares/	Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Alpine III, 10.750%, due 08/16/14	$8,000	10/17/05	$8,171	$8,222	0.1%
Alpine III, 5.290%, due 08/16/14	3,000	10/17/05	3,007	3,007	0.0%
Alpine III, 5.700%, due 08/16/14	3,000	10/17/05	3,007	3,009	0.0%
Alpine III, 7.500%, due 08/16/14	5,000	10/17/05	5,012	5,026	0.0%
Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	24,000	12/05/05	24,000	23,256	0.2%
Federal Home Loan Mortgage Corporation, 5.958%, due 12/01/26	16,373	09/11/97	16,557	16,567	0.1%
Federal National Mortgage Association, 5.625%, due 07/01/27	4,317	10/02/97	4,365	4,446	0.0%
Federal National Mortgage Association, 5.680%, due 07/01/27	28,496	09/11/97	28,853	29,464	0.2%
United-Matured Security, 0.000%, due 11/02/99	200,000	11/07/01	—	—	0.0%
			$92,972	$92,997	0.6%

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of March 31, 2006 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 20.2%

		Airlines: 0.1%
$1,978		Continental Airlines, Inc., 8.312%, due 04/02/11	$1,901
955		United Airlines, Inc., 6.602%, due 09/01/13	946
			2,847
		Banks: 4.8%
10,000	@@	Australia & New Zealand Banking Group Ltd., 4.588%, due 10/29/49	8,660
5,000	@@, #	Banco Santander Chile SA, 5.220%, due 12/09/09	5,007
6,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	6,500
1,000		BankAmerica Capital II, 8.000%, due 12/15/26	1,054
2,000		Chase Capital I, 7.670%, due 12/01/26	2,098
5,000	@@, #	Chuo Mitsui Trust & Banking Co., Ltd./The, 5.506%, due 04/15/49	4,754
4,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	3,811
3,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	3,017
5,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	5,850
2,000	#	First Chicago NBD Institutional Capital A, 7.950%, due 12/01/26	2,100
12,000	@@, #	HBOS PLC, 5.375%, due 11/29/49	11,607
10,000	@@	HSBC Bank PLC, 4.788%, due 06/29/49	8,400
10,000	@@	HSBC Bank PLC, 5.000%, due 06/29/49	8,650
10,000	@@	Lloyds TSB Bank PLC, 5.080%, due 08/29/49	8,620
5,000		Mellon Capital I, 7.720%, due 12/01/26	5,255
5,000	@@	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	5,328
3,000	#	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	2,841
10,000	@@	Royal Bank of Scotland Group PLC, 4.875%, due 12/29/49	8,619
10,000	@@	Standard Chartered PLC, 4.875%, due 11/29/49	8,275
10,000	@@	Standard Chartered PLC, 5.188%, due 07/29/49	8,300
6,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	6,230
13,000		Wachovia Capital Trust III, 5.800%, due 12/31/49	12,786
			137,762
		Beverages: 0.2%
6,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	6,930
			6,930
		Chemicals: 0.4%
1,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	1,008
11,000		Union Carbide Corp., 7.750%, due 10/01/96	11,388
			12,396
		Commercial Services: 0.0%
100,000	I	United-Matured Security, 0.000%, due 11/02/99	—
			—
		Diversified Financial Services: 5.7%
4,000	@@, #, I	Alpine III, 10.750%, due 08/16/14	4,111
1,000	@@, #, I	Alpine III, 5.290%, due 08/16/14	1,002
1,000	@@, #, I	Alpine III, 5.700%, due 08/16/14	1,003
2,000	@@, #, I	Alpine III, 7.500%, due 08/16/14	2,011
15,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	15,759
10,721	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	10,721
5,000		Citigroup Capital II, 7.750%, due 12/01/36	5,229
8,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	8,414

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 20.2% (continued)

$5,000	@@	Financiere CSFB NV, 5.125%, due 03/29/49	$4,150
5,000		Fund American Cos, Inc., 5.875%, due 05/15/13	4,920
23,000		General Motors Acceptance Corp., 6.875%, due 08/28/12	21,244
9,000		General Motors Acceptance Corp., 7.000%, due 02/01/12	8,390
5,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	6,437
2,000		International Lease Finance Corp., 5.000%, due 04/15/10	1,963
5,000		JPM Capital Trust I, 7.540%, due 01/15/27	5,242
5,000		JPM Capital Trust II, 7.950%, due 02/01/27	5,281
11,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	10,659
4,000	@@	Paribas, 5.063%, due 12/31/49	3,493
2,833	@@	Petroleum Export Ltd., 4.623%, due 06/15/10	2,783
3,932	@@, #	Petroleum Export Ltd/Cayman SPV, 5.265%, due 06/15/11	3,846
9,703	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	9,515
7,000		Residential Capital Corp., 6.375%, due 06/30/10	7,058
6,000		Residential Capital Corp., 6.875%, due 06/30/15	6,266
6,000		Southern Star Central Corp., 8.500%, due 08/01/10	6,473
6,000	@@	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	6,441
			162,411
		Electric: 2.9%
7,725		CE Generation LLC, 7.416%, due 12/15/18	8,058
12,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	13,713
6,000		Entergy Gulf States, Inc., 5.120%, due 08/01/10	5,764
5,000		FirstEnergy Corp., 6.450%, due 11/15/11	5,180
9,000		FirstEnergy Corp., 7.375%, due 11/15/31	10,027
3,583	#	Juniper Generation, 6.790%, due 12/31/14	3,450
4,000	@@, +	Korea Electric Power Corp., 0.680%, due 04/01/96	2,175
4,000	#	Nevada Power Co., 5.950%, due 03/15/16	3,957
4,000		NorthWestern Corp., 5.875%, due 11/01/14	3,960
4,000		Potomac Edison Co., 5.000%, due 11/01/06	4,000
3,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	3,018
1,566		PPL Montana LLC, 8.903%, due 07/02/20	1,752
8,000	#	Sierra Pacific Power Co., 6.000%, due 05/15/16	7,931
2,000		Sierra Pacific Power Co., 6.250%, due 04/15/12	2,026
8,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	8,459
			83,470
		Food: 0.1%
1,000		Delhaize America, Inc., 8.050%, due 04/15/27	1,036
2,000		Delhaize America, Inc., 8.125%, due 04/15/11	2,169
			3,205
		Forest Products & Paper: 0.1%
3,000		Georgia-Pacific Corp., 7.250%, due 06/01/28	2,850
			2,850
		Healthcare - Services: 0.1%
4,000		WellPoint, Inc., 5.250%, due 01/15/16	3,865
			3,865
		Insurance: 1.0%
11,000	@@	Aegon NV, 5.585%, due 12/31/49	9,721
7,000		AON Capital Trust, 8.205%, due 01/01/27	8,035
10,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	10,701
			28,457
		Media: 0.4%
4,000		Comcast Corp., 5.650%, due 06/15/35	3,498
9,000	#	News America, Inc., 6.400%, due 12/15/35	8,633
			12,131

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 20.2% (continued)

		Oil & Gas: 1.0%
$4,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	$3,737
3,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	3,148
4,000	@@	Husky Oil Co., 8.900%, due 08/15/28	4,248
8,000	@@, #	Pemex Project Funding Master Trust, 6.210%, due 06/15/10	8,232
7,000	@@, #	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, due 09/30/20	6,623
4,000	@@, #	Tengizchevroil, 6.124%, due 11/15/14	4,000
			29,988
		Pharmaceuticals: 0.3%
6,000		AmerisourceBergen Corp., 5.625%, due 09/15/12	5,931
2,000	#	AmerisourceBergen Corp., 5.875%, due 09/15/15	1,977
			7,908
		Pipelines: 0.6%
13,000	#, I	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	12,597
5,000		Kinder Morgan Finance Co. ULC, 5.350%, due 01/05/11	4,925
			17,522
		Real Estate: 0.2%
5,000		EOP Operating LP, 7.750%, due 11/15/07	5,171
			5,171
		Real Estate Investment Trust: 0.6%
1,000		Liberty Property LP, 6.375%, due 08/15/12	1,031
5,000		Liberty Property LP, 7.750%, due 04/15/09	5,292
4,000		Simon Property Group LP, 4.875%, due 03/18/10	3,904
7,000		Simon Property Group LP, 6.375%, due 11/15/07	7,104
			17,331
		Retail: 0.4%
5,000		JC Penney Corp., Inc., 7.625%, due 03/01/97	5,073
6,000		May Department Stores Co., 3.950%, due 07/15/07	5,876
			10,949
		Savings & Loans: 0.2%
4,000		Great Western Financial, 8.206%, due 02/01/27	4,233
			4,233
		Telecommunications: 0.6%
4,000		AT&T Corp., 9.750%, due 11/15/31	4,791
5,000		BellSouth Corp., 4.200%, due 09/15/09	4,801
9,000		Verizon Global Funding Corp., 5.850%, due 09/15/35	8,099
			17,691
		Transportation: 0.5%
10,000		BNSF Funding Trust I, 6.613%, due 12/15/55	9,837
4,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	3,947
			13,784
		Total Corporate Bonds/Notes (Cost $591,061)	580,901

U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.5%

		Federal Government Loan
		Mortgage Corporation: 1.4%
42,000	W	5.500%, due 04/01/33	41,016
			41,016

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.5% (continued)

		Federal Home Loan Bank: 1.6%
$30,000		4.750%, due 08/17/07	$29,864
15,000		4.850%, due 02/06/08	14,945
			44,809
		Federal Home Loan Mortgage Corporation: 7.9%
14,000		3.875%, due 06/15/08	13,663
14,000		4.000%, due 08/17/07	13,799
29,000		4.375%, due 11/16/07	28,685
12,000		4.500%, due 02/15/20	11,050
11,310		4.500%, due 12/15/16	11,067
12,000		5.000%, due 04/15/23	11,381
6,000		5.000%, due 05/15/20	5,742
16,312		5.000%, due 08/15/16	15,955
14,100		5.000%, due 08/15/21	13,921
2,765		5.040%, due 04/01/35	2,711
15,000		5.150%, due 01/24/11	14,899
8,075		5.221%, due 06/01/35	7,905
14,810		5.500%, due 11/15/18	14,810
32,008		5.500%, due 08/15/20	30,453
11,000		5.875%, due 03/21/11	11,266
6,260	I	5.958%, due 12/01/26	6,335
13,000		6.000%, due 01/15/29	13,054
			226,696
		Federal National Mortgage Association: 22.6%
28,000		3.875%, due 07/15/08	27,307
9,000		4.250%, due 09/15/07	8,896
28,000	W	4.500%, due 04/01/18	26,775
5,000	W	4.500%, due 04/15/35	4,613
12,832		4.750%, due 12/25/42	12,738
14,000		4.750%, due 08/10/07	13,937
11,649		4.811%, due 08/01/35	11,368
12,405		5.000%, due 02/25/29	12,173
110,000	W	5.000%, due 04/15/21	107,250
220,000	W	5.000%, due 04/15/36	209,481
29,000		5.250%, due 08/01/12	28,744
18,000	W	5.500%, due 04/15/19	17,893
53,000	W	5.500%, due 04/15/36	51,741
12,406		5.500%, due 11/01/33	12,143
863	I	5.625%, due 07/01/27	889
10,713	I	5.680%, due 07/01/27	11,077
14,000	W	6.000%, due 04/01/34	14,000
14,775		6.000%, due 04/25/31	14,961
8,093		6.000%, due 07/25/29	8,151
17,342		6.000%, due 07/25/29	17,462
13,000		6.625%, due 11/15/10	13,787
5,152		7.500%, due 01/25/48	5,306
16,925		7.500%, due 11/01/29	17,709
			648,401
		Total U.S. Government Agency Obligations (Cost $972,620)	960,922

U.S. TREASURY OBLIGATIONS: 24.8%

		U.S. Treasury Bonds: 10.1%
196,000		4.500%, due 02/15/16	190,687
40,000		5.375%, due 02/15/31	42,119
25,000		6.000%, due 02/15/26	27,902
25,000		6.250%, due 08/15/23	28,361
			289,069

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount		Value

U.S. TREASURY OBLIGATIONS: 24.8% (continued)

	U.S. Treasury Notes: 14.2%
$81,000	4.500%, due 02/15/09	$80,323
272,000	4.500%, due 02/28/11	268,122
60,000	4.625%, due 02/29/08	59,777
		408,222
	U.S. Treasury STRIP: 0.5%
23,000	5.060%, due 05/15/06	13,956
		13,956
	Total U.S. Treasury Obligations (Cost $744,083)	711,247

ASSET-BACKED SECURITIES: 3.7%

	Automobile Asset Backed Securities: 1.2%
6,000	Carmax Auto Owner Trust, 4.210%, due 01/15/10	5,912
2,000	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	1,960
3,000	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	2,914
5,000	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	4,928
1,000	Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	993
17,465	USAA Auto Owner Trust, 2.040%, due 02/16/10	17,295
		34,002
	Credit Card Asset Backed Securities: 1.2%
6,000	Bank One Issuance Trust, 4.540%, due 09/15/10	5,910
6,000	Capital One Master Trust, 4.900%, due 03/15/10	5,982
11,000	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	11,021
1,000	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	1,019
8,000	MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	7,998
2,000	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	2,042
		33,972
	Home Equity Asset Backed Securities: 0.8%
24,000	GSAA Trust, 5.242%, due 06/25/34	23,504
		23,504
	Other Asset Backed Securities: 0.5%
1,310	Chase Funding Mortgage Loan, 2.734%, due 09/25/24	1,303
4,000	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	3,936
2,000	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	1,968
3,000	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	2,967
3,000	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	2,943
2,000	Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	1,971
		15,088
	Total Asset-Backed Securities (Cost $109,296)	106,566

COLLATERALIZED MORTGAGE OBLIGATIONS: 23.9%

	Commercial Mortgage Backed Securities: 6.5%
10,000	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	9,843
10,000	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	9,673
3,000	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	2,867
8,000	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	7,760
8,000	Commercial Mortgage Pass Through Certificates, 3.600%, due 03/10/39	7,659
17,000	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	16,520
10,000	CS First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	9,590
4,000	CS First Boston Mortgage Securities Corp., 7.546%, due 04/15/62	4,341
22,000	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	22,444

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

U.S. TREASURY OBLIGATIONS: 24.8% (continued)

$5,000		DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	$5,143
63,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	66,369
4,652		Ge Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	4,522
10,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	9,635
10,000		LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	9,773
			186,139
		Diversified Financial Services: 0.3%
10,303	#	Astoria Depositor Corp., 7.902%, due 05/01/21	10,401
			10,401
		Whole Loan Collateral CMO: 16.8%
5,053		Banc of America Mortgage Securities, 5.250%, due 11/25/19	4,954
97,949		Bank of America Alternative Loan Trust, 5.218%, due 11/25/35	107,841
40,000		Bank of America Mortgage, 6.500%, due 03/25/36	40,568
24,382		Citigroup Mortgage Loan Trust, Inc., 6.000%, due 10/25/35	24,286
15,482		Countrywide Alternative Loan Trust, 5.414%, due 10/25/35	15,202
5,000		Countrywide Alternative Loan Trust, 6.000%, due 03/01/49	5,029
23,075		First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	22,623
8,781		GMAC Mortgage Corp. Loan Trust, 4.598%, due 10/19/33	8,493
14,465		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	14,242
135,904		MortgageIT Trust, 5.188%, due 11/25/35	146,732
6,437		Structured Adjustable Rate Mortgage Loan Trust, 5.128%, due 07/25/35	6,465
24,500		Wamu Alternative Mortgage Pass-Through Certs, 5.750%, due 02/25/36	24,339
29,949		Washington Mutual, Inc., 5.627%, due 01/25/36	29,611
10,530		Washington Mutual, Inc., 6.000%, due 06/25/34	10,457
21,200		Wells Fargo Mortgage Backed Securities Trust, 5.388%, due 08/25/35	20,868
			481,710
		Whole Loan Collateral PAC: 0.2%
5,219		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	5,309
			5,309
		Whole Loan Collateral Support CMO: 0.1%
1,997		Banc of America Mortgage Securities, 5.500%, due 11/25/33	1,946
			1,946
		Total Collateralized Mortgage Obligations (Cost $681,160)	685,505

OTHER BONDS: 0.1%

		Foreign Government Bonds: 0.1%
3,000	@@	Mexico Government International Bond, 6.750%, due 09/27/34	3,105
			3,105
		Total Other Bonds (Cost $3,223)	3,105

Shares			Value

PREFERRED STOCK: 1.6%

		Banks: 0.4%
1		DG Funding Trust	$10,609
			10,609
		Diversified Financial Services: 0.1%
125	C	National Rural Utilities Cooperative Finance Corp.	2,943
			2,943

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares					Value

PREFERRED STOCK: 1.6% (continued)

		Insurance: 0.8%
151	@@	Aegon NV			$3,866
392	@@	Aegon NV			9,761
425	C	Metlife, Inc.			10,872
					24,499
		Real Estate Investment Trust: 0.3%
329	C	Duke Realty Corp.			8,488
					8,488
		Total Preferred Stock (Cost $46,609)			46,539

Principal
Amount					Value

SHORT-TERM INVESTMENT: 14.7%

		Repurchase Agreement: 14.7%
$422,000

Goldman Sachs Repurchase Agreement dated 03/31/06, 4.790%, due 04/03/06, $422,168 to be received upon repurchase (Collateralized by $445,000 Federal Home Loan Mortgage Corporation, 3.625%, Market Value plus accrued interest $431,116, due 09/15/08)

					$422,000

		Total Short-Term Investments (Cost $422,000)			422,000

		Total Investments in Securities
		(Cost $3,570,052)*	122.5%		$3,516,785
		Other Assets and Liabilities—Net	(22.5)		(646,312)
		Net Assets	100.0%		$2,870,473

@@		Foreign Issuer
STRIP		Separate Trading of Registered Interest and Principal of Securities
+		Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C		Bond may be called prior to maturity date.
W		When-issued or delayed delivery security.
I		Illiquid Security
*		Cost for federal income tax purposes is $3,573,055.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,359
		Gross Unrealized Depreciation		(57,629)
		Net Unrealized Depreciation		$(56,270)

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of March 31, 2006 (Unaudited)(continued)

The Fund may invest up to 10% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

	Shares/	Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Alpine III, 10.750%, due 08/16/14	$4,000	10/17/05	$4,085	$4,111	0.1%
Alpine III, 5.290%, due 08/16/14	1,000	10/17/05	1,002	1,002	0.0%
Alpine III, 5.700%, due 08/16/14	1,000	10/17/05	1,002	1,003	0.0%
Alpine III, 7.500%, due 08/16/14	2,000	10/17/05	2,005	2,011	0.1%
Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	13,000	12/05/05	13,000	12,597	0.4%
Federal Home Loan Mortgage Corporation, 5.958%, due 12/01/26	6,260	09/11/97	6,351	6,335	0.2%
Federal National Mortgage Corporation, 5.625%, due 07/01/27	863	10/02/97	874	889	0.0%
Federal National Mortgage Corporation, 5.680%, due 07/01/27	10,713	09/11/97	10,874	11,077	0.4%
United-Matured Security, 0.000%, due 11/02/99	100,000	11/07/01	—	—	0.0%
			$39,193	$39,025	1.2%

PORTFOLIO OF INVESTMENTS
The USLICO Money Market Portfolio(1)	as of March 31, 2006 (Unaudited)

Principal
Amount			Value

CERTIFICATE OF DEPOSIT: 3.5%

$200,000		Washington Mutual Bank, 4.819%, due 05/31/06	$200,000

		Total Certificate of Deposit
		(Cost $200,000)	200,000

ASSET-BACKED SECURITIES: 8.8%

250,000	@@,#, I	Newcastle CDO III Corp., 4.839%, due 09/24/38	250,000
250,000	@@, #	Whitehawk CDO Funding Ltd., 4.930%, due 09/15/06	250,000

		Total Asset-Backed Securities
		(Cost $500,000)	500,000

COMMERICAL PAPER: 11.4%

250,000		American Express Bank FSB, 4.778%, due 01/26/07	250,000
250,000		Old Line Funding Corp., 0.000% 4/19/06	249,413
150,000		Merrill Lynch & Co., 5.160%, due 06/19/06	150,021

		Total Commercial Paper
		(Cost $649,434)	649,434

CORPORATE BONDS/NOTES: 34.1%

250,000	#	Allstate Life Global Funding II, 4.879%, due 11/09/06	250,079
100,000	#	American General Finance Corp., 4.779%, due 04/13/07	100,000
24,000		American General Finance Corp., 5.875%, due 07/14/06	24,124
250,000		Bank of New York Co., Inc., 2.200%, due 05/12/06	249,251
250,000		Banque Nationale de Paris/New York, 4.710%, due 06/21/06	249,981
100,000		Bear Stearns Cos, Inc., 4.861%, due 04/28/07	100,000
100,000		Bear Stearns Cos, Inc., 4.880%, due 05/05/07	100,000
250,000	#	Cargill, Inc., 6.250%, due 05/01/06	250,332
250,000		General Electric Capital Corp., 5.060%, due 09/18/06	250,162
250,000	#	Goldman Sachs Group LP, 4.769%, due 04/13/07	250,000
117,000		Washington Mutual Financial Corp., 6.250%, due 05/15/06	117,215

		Total Corporate Bonds/Notes
		(Cost $1,941,144)	1,941,144

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.6%

150,000		Federal Home Loan Bank, 4.738%, due 06/14/06	149,984

		Total U.S. Government Agency Obligations
		(Cost $149,984)	149,984

REPURCHASE AGREEMENT: 40.1%

2,286,000		Morgan Stanley Repurchase Agreement dated 03/31/06, 4.800%, due 04/03/06, $2,286,914 to be received upon repurchase (Collateralized by $2,350,000 Federal National Mortgage Association, 5.600%, Market Value plus accrued interest $2,335,584 due 02/08/16)	2,286,000

		Total Repurchase Agreement
		(Cost $2,286,000)	2,286,000

PORTFOLIO OF INVESTMENTS
The USLICO Money Market Portfolio(1)	as of March 31, 2006 (Unaudited)(continued)

			Value

	Total Investments in Securities
	(Cost $5,726,562)*	100.5%	$5,726,562
	Other Assets and Liabilities—Net	(0.5)	(28,209)
	Net Assets	100.0%	$5,698,353

(1)

All securities with a maturity date greater than one year have either a variable rate, a demand feature, are prerefunded or have an optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

I	Illiquid Security
*	Cost for federal income tax purposes is the same as financial statement purposes.

Percentage of
Industry	Net Assets
Agriculture	4.4%
Banks	13.2
Diversified Financial Services	23.5
Federal Home Loan Bank	2.6
Other Asset Backed Securities	8.8
Savings and Loans	3.5
Stock Funds	4.4
Repurchase Agreement	40.1
Other Assets and Liabilities, Net	(0.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
The USLICO Money Market Portfolio(1)	as of March 31, 2006 (Unaudited)(continued)

The Fund may invest up to 10% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

	Shares/	Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Newcastle CDO III Corp., 4.839%, due 09/24/38	$250,000	09/22/05	$250,000	$250,000	4.4%
			$250,000	$250,000	4.4%

PORTFOLIO OF INVESTMENTS
The USLICO Stock Portfolio	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.4%

		Aerospace/Defense: 1.9%
5,660		United Technologies Corp.	$328,110
			328,110

		Agriculture: 2.3%
5,745		Altria Group, Inc.	407,091
			407,091

		Apparel: 1.0%
1,980		Nike, Inc.	168,498
			168,498

		Banks: 5.0%
5,840		Bank of America Corp.	265,954
900		City National Corp.	69,111
5,490		US BanCorp.	167,445
5,760		Wells Fargo & Co.	367,891
			870,401

		Beverages: 0.5%
1,425		PepsiCo, Inc.	82,351
			82,351

		Biotechnology: 2.3%
3,600	@	Amgen, Inc.	261,900
2,000	@	Genzyme Corp.	134,440
			396,340

		Chemicals: 0.8%
2,100		Air Products & Chemicals, Inc.	141,099
			141,099

		Computers: 5.0%
21,300	@	EMC Corp.	290,319
4,270		International Business Machines Corp.	352,147
8,800	@	Seagate Technology, Inc.	231,704
			874,170

		Cosmetics/Personal Care: 3.1%
3,120		Colgate-Palmolive Co.	178,152
6,243		Procter & Gamble Co.	359,722
			537,874

		Distribution/Wholesale: 2.3%
5,800	@	Wesco International, Inc.	394,458
			394,458

		Diversified Financial Services: 10.9%
3,480		Capital One Financial Corp.	280,210
11,530		Citigroup, Inc.	544,562
7,970		Countrywide Financial Corp.	292,499
1,500		Franklin Resources, Inc.	141,360

PORTFOLIO OF INVESTMENTS
The USLICO Stock Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.4% (continued)

2,225		Goldman Sachs Group, Inc.	349,236
2,000		Merrill Lynch & Co., Inc.	157,520
2,200		Morgan Stanley	138,204
			1,903,591

		Electric: 1.8%
7,100	@	Mirant Corp.	177,500
2,170		Public Service Enterprise Group, Inc.	138,967
			316,467

		Electronics: 4.3%
9,650	@	Jabil Circuit, Inc.	413,599
11,200		Symbol Technologies, Inc.	118,496
4,150	@	Thomas & Betts Corp.	213,227
			745,322

		Energy - Alternate Sources: 0.4%
3,800	@	KFX, Inc.	69,160
			69,160

		Engineering & Construction: 1.1%
16,000	@, @@	ABB Ltd. ADR	200,800
			200,800

		Food: 0.9%
3,100		Hershey Foods Corp.	161,913
			161,913

		Healthcare - Products: 2.7%
3,300		Baxter International, Inc.	128,073
5,875		Johnson & Johnson	347,918
			475,991

		Healthcare - Services: 1.9%
3,280	@	Health Net, Inc.	166,690
4,080	@	Triad Hospitals, Inc.	170,952
			337,642

		Insurance: 3.5%
4,100	@@	ACE Ltd	213,241
5,700	@@	Axis Capital Holdings Ltd.	170,430
3,900		Genworth Financial, Inc.	130,377
2,485		St. Paul Cos.	103,848
			617,896

		Internet: 1.0%
5,535	@	Yahoo!, Inc.	178,559
			178,559

		Iron/Steel: 0.6%
1,600		Allegheny Technologies, Inc.	97,888
			97,888

		Lodging: 2.8%
3,730		Harrah’s Entertainment, Inc.	290,791
7,480		Hilton Hotels Corp.	190,441
			481,232

PORTFOLIO OF INVESTMENTS
The USLICO Stock Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.4% (continued)

		Media: 2.8%
14,360		Time Warner, Inc.	241,104
7,690	@	Viacom, Inc.	241,389
			482,493

		Miscellaneous Manufacturing: 5.4%
2,450	@	Cooper Industries Ltd.	212,905
14,390		General Electric Co.	500,484
4,540		Roper Industries, Inc.	220,780
			934,169

		Oil & Gas: 7.6%
5,910		ENSCO International, Inc.	304,070
10,310		Exxon Mobil Corp.	627,467
2,120	@	Newfield Exploration Co.	88,828
3,160	@	Plains Exploration & Production Co.	122,102
2,880	@	Southwestern Energy Co.	92,707
1,990		XTO Energy, Inc.	86,704
			1,321,878

		Oil & Gas Services: 4.0%
5,520	@	Dresser-Rand Group, Inc.	137,172
3,000		Schlumberger Ltd.	379,710
3,900	@	Weatherford International Ltd.	178,425
			695,307

		Pharmaceuticals: 5.9%
2,000		Abbott Laboratories	84,940
765	@	Gilead Sciences, Inc.	47,598
4,010	@	Medco Health Solutions, Inc.	229,452
11,705		Pfizer, Inc.	291,689
4,295	@@	Teva Pharmaceutical Industries Ltd ADR	176,868
4,100		Wyeth	198,932
			1,029,479

		Retail: 5.1%
4,800	@	Bed Bath & Beyond, Inc.	184,320
9,000		CVS Corp.	268,830
3,410		Home Depot, Inc.	144,243
6,500	@	Urban Outfitters, Inc.	159,510
2,885		Wal-Mart Stores, Inc.	136,287
			893,190

		Semiconductors: 4.4%
8,600		Intel Corp.	166,410
7,960		Maxim Integrated Products	295,714
30,125	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	303,058
			765,182

		Software: 3.4%
9,985		Microsoft Corp.	271,692
23,350	@	Oracle Corp.	319,662
			591,354

		Telecommunications: 3.7%
6,100		AT&T, Inc.	164,944
6,010		BellSouth Corp.	208,247
12,440	@	Cisco Systems, Inc.	269,572
			642,763
		Total Common Stock
		(Cost $15,746,065)	17,142,668

PORTFOLIO OF INVESTMENTS
The USLICO Stock Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 0.9%

	Repurchase Agreement: 0.9%
$150,000	Goldman Sachs Repurchase Agreement dated 03/31/06,
	4.790%, due 04/03/06, $150,060 to be received upon
	repurchase (Collateralized by $158,000 Federal
	Home Loan Mortgage Corporation, 3.625%, Market Value
	plus accrued interest $153,071, due 09/18/08)			$150,000

	Total Short-Term Investments
	(Cost $150,000)			150,000

	Total Investments in Securities
	(Cost $15,896,065)*	99.3%		$17,292,668
	Other Assets and Liabilities—Net	0.7		133,188
	Net Assets	100.0%		$17,425,856

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $15,928,508
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$1,555,405
	Gross Unrealized Depreciation		(191,245)
	Net Unrealized Appreciation		$1,364,160

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	USLICO Series Fund

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2006